Interest Expense, Net	12 Months Ended
Dec. 31, 2017
Banking and Thrift, Interest [Abstract]
Interest Expense, Net
20.	INTEREST EXPENSE, NET

Interest expense, net consisted of the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Income	30	20	18
Expense	(52)	(40)	(40)

Total	(22)	(20)	(22)

Interest income is related to the cash and cash equivalents held by the Company. Interest expense recorded in 2017, 2016 and 2015 included respectively a charge of $37 million, $25 million and $24 million on the senior unsecured convertible bonds issued in July 2017 and July 2014, of which respectively $33 million, $21 million and $20 million was a non-cash interest expense resulting from the accretion of the discount on the liability component. Net interest includes also charges related to the banking fees and the sale of trade and other receivables.

No borrowing cost was capitalized in 2017, 2016 and 2015. Interest income on government Bonds and floating rate notes classified as available-for-sale marketable securities amounted to $6 million for the year ended December 31, 2017, $6 million for the year ended December 31, 2016 and $6 million for the year ended December 31, 2015.